Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	17 Months Ended	21 Months Ended	31 Months Ended	60 Months Ended	63 Months Ended		64 Months Ended	78 Months Ended	81 Months Ended	82 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000159198
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Alternative Investment Fund
C000129685
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Alternative Investment Fund
C000213661
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Common Ground Fund
C000213660
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Common Ground Fund
C000253434
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Eckhardt Managed Futures Strategy Fund
C000253435
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Eckhardt Managed Futures Strategy Fund
C000213663
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Evolution Plus Fund
C000213662
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Evolution Plus Fund
C000245743
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Global Fund
C000226634
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Government Income Tactical Fund
C000159195
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Managed Income Fund
C000129682
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Managed Income Fund
C000159197
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Market Leaders Fund
C000129684
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Market Leaders Fund
C000213664
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Pattern Recognition Fund
C000226637
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Rising Dividend Tactical Fund
C000161884
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified STF Fund
C000161885
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified STF Fund
C000225736
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Quantified Tactical Sectors Fund
Without Sales Load [Member] | C000159198
Average Annual Return [Line Items]
Average Annual Return, Percent		14.03%				3.15%							3.57%
Without Sales Load [Member] | C000129685
Average Annual Return [Line Items]
Average Annual Return, Percent		14.70%				3.74%							4.18%
Without Sales Load [Member] | C000213661
Average Annual Return [Line Items]
Average Annual Return, Percent		18.55%	7.81%
Without Sales Load [Member] | C000213660
Average Annual Return [Line Items]
Average Annual Return, Percent		19.25%				8.34%				10.75%
Without Sales Load [Member] | C000253434
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.09%)	(14.49%)
Without Sales Load [Member] | C000253435
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.51%)		(10.69%)
Without Sales Load [Member] | C000213663
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.00%)
Without Sales Load [Member] | C000213662
Average Annual Return [Line Items]
Average Annual Return, Percent		69.20%				9.13%					6.87%
Without Sales Load [Member] | C000245743
Average Annual Return [Line Items]
Average Annual Return, Percent		7.99%			11.80%
Without Sales Load [Member] | C000226634
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.64%)				(5.58%)	(5.20%)
Without Sales Load [Member] | C000159195
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.68%)				0.00%							(0.11%)
Without Sales Load [Member] | C000129682
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.12%)				0.60%							0.54%
Without Sales Load [Member] | C000159197
Average Annual Return [Line Items]
Average Annual Return, Percent		30.65%				1.36%							9.80%
Without Sales Load [Member] | C000129684
Average Annual Return [Line Items]
Average Annual Return, Percent		31.42%				1.96%							10.45%
Without Sales Load [Member] | C000213664
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%				7.33%						10.58%
Without Sales Load [Member] | C000226637
Average Annual Return [Line Items]
Average Annual Return, Percent		19.43%				2.42%		2.79%
Without Sales Load [Member] | C000161884
Average Annual Return [Line Items]
Average Annual Return, Percent		41.76%				9.88%							18.73%
Without Sales Load [Member] | C000161885
Average Annual Return [Line Items]
Average Annual Return, Percent		42.64%				10.55%							19.44%
Without Sales Load [Member] | C000225736
Average Annual Return [Line Items]
Average Annual Return, Percent		29.78%				(1.97%)			(0.84%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Average Annual Return, Percent		22.32%				13.41%							15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Average Annual Return, Percent		22.32%				13.41%							15.51%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 TR
Average Annual Return, Percent		22.87%	17.91%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 TR
Average Annual Return, Percent		22.87%				13.01%				15.17%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Average Annual Return, Percent		22.32%	18.06%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Average Annual Return, Percent		22.32%		17.24%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Average Annual Return, Percent	1.46%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Average Annual Return, Percent		22.32%				13.41%					16.43%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		23.67%			22.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%				0.08%	0.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%				0.08%							1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%				0.08%							1.54%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		23.67%				10.98%							12.78%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		23.67%				10.98%							12.78%
50/50 S&P 500/Bloomberg Aggregate Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50/50 S&P 500/Bloomberg Aggregate Bond
Average Annual Return, Percent		12.90%				6.77%						8.72%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Average Annual Return, Percent		22.32%				13.41%		13.79%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%				13.41%							15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%				13.41%							15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Average Annual Return, Percent		22.32%				13.41%			15.45%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Aggressive Target Risk Index
Average Annual Return, Percent		22.60%				9.66%							11.85%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Aggressive Target Risk Index
Average Annual Return, Percent		22.60%				9.66%							11.85%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Average Annual Return, Percent		22.32%				13.41%						16.52%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		34.38%				16.68%							22.33%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		34.38%				16.68%							22.33%